Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule of Transactions with Related Parties [Line Items]
Provision of consulting services to related parties		$ 200,000	$ 1,300,000
Asia International Securities Exchange Co Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Provision of consulting services to related parties		$ 200,000	$ 1,300,000